FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Liabilities designated at fair value through profit or loss:
Financial liabilities	£ 812,842	£ 801,288
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss:
Financial liabilities	23,123	22,646
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category
Liabilities designated at fair value through profit or loss:
Financial liabilities	6,541	6,828
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category | Debt securities
Liabilities designated at fair value through profit or loss:
Financial liabilities	6,537	6,828
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category | Other
Liabilities designated at fair value through profit or loss:
Financial liabilities	4	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category
Liabilities designated at fair value through profit or loss:
Financial liabilities	16,582	15,818
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Liabilities in respect of securities sold under repurchase agreements
Liabilities designated at fair value through profit or loss:
Financial liabilities	14,962	14,996
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Other deposits
Liabilities designated at fair value through profit or loss:
Financial liabilities	0	6
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Short positions in securities
Liabilities designated at fair value through profit or loss:
Financial liabilities	£ 1,620	£ 816